Investment in finance leases, net (Minimum future lease payments to be received on finance and sales-type leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Flight Equipment, Net [Abstract]
2022	$ 479,965
2023	616,314
2024	367,030
2025	246,283
2026	244,850
Thereafter	452,356
Undiscounted cash flows receivable	2,406,798
Less: Unearned income	(406,286)	$ (260,708)
Less: Allowance for credit losses	(71,292)	$ (59,663)
Direct financing leases, lease receivable	$ 1,929,220